CONSOLIDATION AND VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
Below is a summary of assets and liabilities from the Company’s involvement with consolidated VIEs (i.e., Risk Retention Entities) (in thousands):

	Assets	Liabilities	Net Assets
As of June 30, 2023	$225,147	$—	$225,147
As of December 31, 2022	264,854	—	264,854
Below is a summary of the Company’s direct interest in (i.e., not held through Risk Retention Entities) variable interests in nonconsolidated VIEs (in thousands):

	Carrying Amount	Maximum Exposure to Loss	VIE Assets
As of June 30, 2023	$377,488	$377,488	$6,590,426
As of December 31, 2022	200,694	200,694	3,911,589